GENERAL (Tables)	12 Months Ended
Dec. 31, 2025
General [Abstract]
Schedule of Identified Intangible Assets and Liabilities Acquired
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$(5,557)

Trademarks	15,297	7
Technology	390,049	7
Customer relationships	51,253	3
Goodwill	578,775
Deferred tax	(142,459)
Total	887,358
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$63,575

Trademarks	4,930	5
Technology	137,462	5
Customer relationships	31,957	5
Goodwill	186,193
Total	$424,117